Loans Receivable, Net - Schedule of Loans Receivable Originated and Retained (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Loans	¥ 2,736,894		¥ 5,124,376
Credit loss allowance for loans receivable	(382,012)		(316,124)	¥ (74,381)	¥ (47,670)
Loans receivable, net	¥ 2,354,882	$ 360,901	¥ 4,808,252